SEGMENT INFORMATION (Schedule of operating income by segment) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	$ 52,938	$ 43,104	$ 94,085	$ 85,246
Revenues - internal	0	0	0	0
Cost of revenues	39,618	32,279	70,734	64,467
Gross profit	13,320	10,825	23,351	20,779
Research and development	535	240	1,106	564
Selling and marketing	2,530	2,185	4,712	4,113
General and administrative	4,632	3,965	8,925	7,497
Operating income	5,623	4,435	8,608	8,605
Gain on sale of equity investment	4,324	0	4,324	0
Interest expenses	(182)	(324)	(330)	(659)
Financial expenses, net		(1,100)		(1,158)
Other financial expenses, net	(368)	(776)	(181)	(499)
Income before taxes	9,397	3,335	12,421	7,447
Elimination of Intercompany sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	0	0	0	0
Revenues - internal	(166)	(330)	(311)	(1,235)
Cost of revenues	(196)	(357)	(399)	(1,318)
Gross profit	30	27	88	83
Research and development	0	0	0	0
Selling and marketing	0	0	0	0
General and administrative	0	0	0	0
Operating income	30	27	88	83
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	11,131	9,555	21,829	19,304
Revenues - internal	0	53	42	390
Cost of revenues	8,252	6,714	15,974	13,887
Gross profit	2,879	2,894	5,897	5,807
Research and development	192	171	443	320
Selling and marketing	697	452	1,375	903
General and administrative	1,198	1,403	2,555	2,480
Operating income	792	868	1,524	2,104
MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	11,902	11,301	22,933	23,210
Revenues - internal	103	277	195	845
Cost of revenues	8,697	8,139	16,290	16,962
Gross profit	3,308	3,439	6,838	7,093
Research and development	298	172	547	312
Selling and marketing	491	582	993	1,136
General and administrative	1,018	944	2,114	1,739
Operating income	1,501	1,741	3,184	3,906
MRO services for Aviation Components and Lease [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	27,641	19,996	44,503	38,294
Revenues - internal	63	0	74	0
Cost of revenues	21,325	16,700	35,790	32,745
Gross profit	6,379	3,296	8,787	5,549
Research and development	0	0	0	0
Selling and marketing	1,175	1,009	2,006	1,797
General and administrative	2,202	1,455	3,787	2,958
Operating income	3,002	832	2,994	794
Overhaul and Coating of Jet Engine Components [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	2,264	2,252	4,820	4,438
Revenues - internal	0	0	0	0
Cost of revenues	1,540	1,083	3,079	2,191
Gross profit	724	1,169	1,741	2,247
Research and development	45	(103)	116	(68)
Selling and marketing	167	142	338	277
General and administrative	214	163	469	320
Operating income	$ 298	$ 967	$ 818	$ 1,718